Schedule of trade and other receivables (Details)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables		$ 725,353	$ 946,877	$ 1,425,175
Less: Allowance for expected credit losses		(38,191)	(49,855)	(59,582)
Other receivables		391,237	510,719	365,209
Less: Allowance for expected credit losses			(398,607)	(398,607)
Less: Allowance for expected credit losses		(305,352)	(398,607)
Deposit		161,945	211,404	227,851
Prepayments		128,594	167,865	31,660
Total trade and other receivables		1,116,590	1,457,596	1,790,384
Third party [member]
IfrsStatementLineItems [Line Items]
Trade receivables		763,544	996,732	1,484,757
Other receivables		343,390	448,261	418,862
Shareholders [member]
IfrsStatementLineItems [Line Items]
Other receivables	[1]	$ 62,660	$ 81,796	$ 85,443	$ 83,538

[1]	Other receivable from shareholders is non-trade in nature, unsecured, non-interest bearing and repayable on demand.